Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders Equity Disclosure [Abstract]
Schedule of ordinary share capital
	Number of shares
	Authorized		Issued and paid
	December 31,		December 31,
	2020 (*)	2019	2020	2019

Ordinary shares of no-par value	3,000,000,000	250,000,000	726,103,611	56,391,512

Schedule of private offerings
Date of offering	Number of shares	Unit price (in NIS)	Gross proceeds (U.S. dollars in thousands)
June 3, 2018	381,729	26-30	2,959
June 3, 2018	20,823	6	34
September 25, 2018	289,079	6	481